Revenue Recognition - Summary of Net Revenue by Primary Product (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Net revenue	$ 53,367	$ 34,082	$ 160,287	$ 99,312	$ 140,733	$ 106,713	$ 74,000
Eggs
Disaggregation Of Revenue [Line Items]
Net revenue	49,299	30,995	147,738	91,146	128,579	98,967	69,629
Butter
Disaggregation Of Revenue [Line Items]
Net revenue	$ 4,068	$ 3,087	$ 12,549	$ 8,166	$ 12,154	$ 7,746	$ 4,371